Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Line Items]
Short-term Lease, Cost	$ 0.2
Rent Expense		$ 1.4	$ 1.2
Remaining lease term	3 years 6 months
Weighted-average discount rate	4.10%
Operating Expense [Member]
Leases [Line Items]
Operating lease cost	$ 1.4
Variable Lease, Cost	0.2
Measurement Of Operating Lease Liabilities [Member]
Leases [Line Items]
Operating Lease Liability	1.4
Acquired Operating Lease Liabilities [Member]
Leases [Line Items]
Operating Lease Liability	$ 1.6
Minimum
Leases [Line Items]
Lease Renewal Term	1 year
Maximum
Leases [Line Items]
Lease Renewal Term	6 years